NOTE 11 - CONCENTRATIONS, RISKS AND UNCERTAINTIES: Concentration (Details) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Revenues	$ 0	$ 2,681,255
Sales revenues [Member] | Customer A
Revenues	0	$ 290,180
Concentration percentage		11.00%
Sales revenues [Member] | Customer B
Revenues	0	$ 197,356
Concentration percentage		7.00%
Sales revenues [Member] | Customer C
Revenues	0	$ 159,387
Concentration percentage		6.00%
Sales revenues [Member] | Customers
Revenues	0	$ 646,923
Concentration percentage		24.00%
Sales revenues [Member] | Product A
Revenues	0	$ 1,831,077
Concentration percentage		68.00%
Sales revenues [Member] | Product B
Revenues	0	$ 362,817
Concentration percentage		14.00%
Sales revenues [Member] | Product C
Revenues	0	$ 306,316
Concentration percentage		11.00%
Sales revenues [Member] | Product
Revenues	0	$ 2,500,210
Concentration percentage		93.00%
Purchases [Member] | Supplier A
Purchases	0	$ 1,032,548
Concentration percentage		55.00%
Purchases [Member] | Supplier B
Purchases	0	$ 299,175
Concentration percentage		16.00%
Purchases [Member] | Supplier C
Purchases	0	$ 418,633
Concentration percentage		22.00%
Purchases [Member] | Supplier
Purchases	$ 0	$ 1,750,357
Concentration percentage		97.00%